Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	68 Months Ended	81 Months Ended	104 Months Ended		111 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000157745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000030481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(3.52%)	(0.98%)	1.06%							1.19%
C000030483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(1.99%)	0.26%	0.89%							0.74%
C000084881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Class
C000083494
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000083495
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000083498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000083499
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000083496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000083497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000083500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000083501
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000157746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000030490
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(3.44%)	(0.83%)	0.98%							1.23%
C000030492
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(1.85%)	0.40%	0.83%							0.78%
C000202546
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000084883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Class
C000164576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000030493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Class
C000213292
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000213293
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(4.87%)	0.00%	(1.18%)	(0.87%)
C000213294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000030494
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate Duration Class
C000157747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000030502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(3.50%)	(1.31%)	0.84%							1.14%
C000030504
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(1.88%)	0.02%	0.70%							0.69%
C000084886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Class
Without Sales Load [Member] | C000157745
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.52%)	2.27%	1.91%				1.55%
Without Sales Load [Member] | C000030481
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.57%)	2.09%	1.67%							1.50%
Without Sales Load [Member] | C000030483
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.01%)	1.26%	0.89%							0.74%
Without Sales Load [Member] | C000084881
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.55%)	2.21%	1.84%							1.69%
Without Sales Load [Member] | C000083494
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.10%)	0.97%	7.63%							3.43%
Without Sales Load [Member] | C000083495
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.99%)	1.23%	7.85%							3.64%
Without Sales Load [Member] | C000083498
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.03%)	4.01%	4.51%							2.61%
Without Sales Load [Member] | C000083499
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.95%)	4.08%	4.67%							2.76%
Without Sales Load [Member] | C000083496
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.86%)	1.34%	7.52%							3.37%
Without Sales Load [Member] | C000083497
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.82%)	1.51%	7.72%							3.57%
Without Sales Load [Member] | C000083500
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.18%)	2.46%	4.75%							2.74%
Without Sales Load [Member] | C000083501
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.10%)	2.63%	4.91%							2.90%
Without Sales Load [Member] | C000157746
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.30%)	2.49%	1.85%						1.94%
Without Sales Load [Member] | C000030490
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.42%)	2.23%	1.60%							1.54%
Without Sales Load [Member] | C000030492
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.87%)	1.39%	0.83%							0.78%
Without Sales Load [Member] | C000202546
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.29%)	2.51%	1.88%		2.13%
Without Sales Load [Member] | C000084883
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.33%)	2.42%	1.79%							1.76%
Without Sales Load [Member] | C000164576
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.77%)	7.00%	9.32%					7.09%
Without Sales Load [Member] | C000030493
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.90%)	6.79%	9.05%							3.15%
Without Sales Load [Member] | C000213292
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.56%)	4.71%	(0.07%)	0.13%
Without Sales Load [Member] | C000213293
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.68%)	4.44%	(0.32%)	(0.11%)
Without Sales Load [Member] | C000213294
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.52%)	4.80%	0.10%	0.40%
Without Sales Load [Member] | C000030494
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.43%)	4.80%	0.13%							1.49%
Without Sales Load [Member] | C000157747
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.40%)	2.03%	1.73%			1.45%
Without Sales Load [Member] | C000030502
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.52%)	1.77%	1.46%							1.45%
Without Sales Load [Member] | C000030504
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.90%)	1.01%	0.70%							0.69%
Without Sales Load [Member] | C000084886
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.50%)	1.90%	1.66%							1.64%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Average Annual Return, Percent	(1.44%)	1.22%	1.07%				1.71%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Average Annual Return, Percent	(1.44%)	1.22%	1.07%							2.13%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Average Annual Return, Percent	(1.44%)	1.22%	1.07%							2.13%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Average Annual Return, Percent	(1.44%)	1.22%	1.07%							2.13%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	(1.97%)	8.25%	18.59%							12.50%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	(1.97%)	8.25%	18.59%							12.50%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	0.21%	4.59%	0.42%							1.94%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	0.21%	4.59%	0.42%							1.94%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	(1.97%)	8.25%	18.59%							12.50%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	(1.97%)	8.25%	18.59%							12.50%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	(1.44%)	1.22%	1.07%							2.13%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	(1.44%)	1.22%	1.07%							2.13%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Average Annual Return, Percent	(1.44%)	1.22%	1.07%						2.29%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Average Annual Return, Percent	(1.44%)	1.22%	1.07%							2.13%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Average Annual Return, Percent	(1.44%)	1.22%	1.07%							2.13%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Average Annual Return, Percent	(1.44%)	1.22%	1.07%		2.01%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Average Annual Return, Percent	(1.44%)	1.22%	1.07%							2.13%
Alliance Bernstein Index: MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	(5.31%)	8.09%	7.94%					7.43%
Alliance Bernstein Index: MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	(5.31%)	8.09%	7.94%							3.71%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	0.61%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	0.61%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	0.61%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)							1.46%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Average Annual Return, Percent	(1.44%)	1.22%	1.07%			1.71%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Average Annual Return, Percent	(1.44%)	1.22%	1.07%							2.13%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Average Annual Return, Percent	(1.44%)	1.22%	1.07%							2.13%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Unhedged
Average Annual Return, Percent	(1.44%)	1.22%	1.07%							2.13%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	(0.25%)	1.99%	1.28%				1.58%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	(0.25%)	1.99%	1.28%							1.80%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	(0.25%)	1.99%	1.28%							1.80%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	(0.25%)	1.99%	1.28%							1.80%
Alliance Bernstein Index:47% Russell 3000/26.4% MSCI ACWI ex-US IMI(net)/6.6% MSCI ACWI Commodity Producers(net)/10% Bloomberg U
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	(1.86%)	5.97%	12.81%							7.80%
Alliance Bernstein Index:47% Russell 3000/26.4% MSCI ACWI ex-US IMI(net)/6.6% MSCI ACWI Commodity Producers(net)/10% Bloomberg U
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	(1.86%)	5.97%	12.81%							7.80%
Alliance Bernstein Index:16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	(0.24%)	5.64%	5.55%							4.31%
Alliance Bernstein Index:16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	(0.24%)	5.64%	5.55%							4.31%
Alliance Bernstein Index:47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	(1.92%)	6.02%	12.70%							7.76%
Alliance Bernstein Index:47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	(1.92%)	6.02%	12.70%							7.76%
Alliance Bernstein Index:19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
Average Annual Return, Percent	(0.22%)	4.86%	6.23%							4.51%
Alliance Bernstein Index:19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
Average Annual Return, Percent	(0.22%)	4.86%	6.23%							4.51%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	(0.25%)	1.99%	1.28%						1.91%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	(0.25%)	1.99%	1.28%							1.80%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	(0.25%)	1.99%	1.28%							1.80%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	(0.25%)	1.99%	1.28%		1.92%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	(0.25%)	1.99%	1.28%							1.80%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	(0.25%)	1.99%	1.28%			1.58%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	(0.25%)	1.99%	1.28%							1.80%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	(0.25%)	1.99%	1.28%							1.80%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	(0.25%)	1.99%	1.28%							1.80%